SCHEDULE I FINANCIAL INFORMATION FOR PARENT COMPANY - STATEMENTS OF COMPREHENSIVE INCOME (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Operating costs and expenses:
Selling and marketing expenses	$ 33,039	¥ 214,959	¥ 146,525	¥ 179,568
General and administrative expenses	106,200	690,970	492,141	403,008
Total operating costs and expenses	1,045,734	6,803,858	5,650,292	5,204,734
Loss from operations	220,942	1,437,513	870,899	601,154
Interest income	17,313	112,645	67,366	26,712
Interest expense	(13,421)	(87,320)	(11,056)	(3,854)
Foreign exchange gain (loss)	(2,786)	(18,128)	16,481	7,814
Other income, net	25,157	163,678	133,755	6,979
Net income attributable to China Lodging Group, Limited	190,155	1,237,202	804,615	436,600
Other comprehensive income
Unrealized securities holding gains, net of tax of 7,151, (1,810) and (7,965) for 2015, 2016 and 2017	133	868	16,449	68,069
Reclassification of realized gains to net income, net of tax	(812)	(5,282)	(67,921)
Foreign currency translation adjustments	27,186	176,882	(12,627)	3,535
Comprehensive income attributable to China Lodging Group, Limited	216,662	1,409,670	740,516	508,204
Parent Company
Operating costs and expenses:
Selling and marketing expenses				157
General and administrative expenses	10,561	68,720	60,075	59,236
Total operating costs and expenses	10,561	68,720	60,075	59,393
Loss from operations	(10,561)	(68,720)	(60,075)	(59,393)
Interest income	247	1,606	273	30
Interest expense	13,306	86,570	10,453	3,198
Foreign exchange gain (loss)	(2,210)	(14,382)	14,750	7,477
Other income, net	6,711	43,666	69,919	2,488
Income in investment in subsidiaries	209,274	1,361,602	790,201	489,196
Net income attributable to China Lodging Group, Limited	190,155	1,237,202	804,615	436,600
Other comprehensive income
Unrealized securities holding gains, net of tax of 7,151, (1,810) and (7,965) for 2015, 2016 and 2017	133	868	16,449	68,069
Reclassification of realized gains to net income, net of tax	(812)	(5,282)	(67,921)
Foreign currency translation adjustments	27,186	176,882	(12,627)	3,535
Comprehensive income attributable to China Lodging Group, Limited	$ 216,662	¥ 1,409,670	¥ 740,516	¥ 508,204